Financial Liabilities: Interest-bearing Loans and Borrowings (Details) $ in Millions						1 Months Ended				12 Months Ended
	Dec. 07, 2023 EUR (€)	Nov. 15, 2023 EUR (€)	Jul. 04, 2022 EUR (€)	Jun. 29, 2022 EUR (€)	Nov. 04, 2020 EUR (€)	Dec. 31, 2023 EUR (€) item	Nov. 30, 2023 EUR (€)	Oct. 31, 2023 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€) borrower	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 23, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)
Financial Liabilities: Interest-bearing Loans and Borrowings
Proceeds from borrowing net of bank fees										€ 199,935,000	€ 113,459,000
Repayment of debt facility										115,000,000	65,000,000	€ 10,000,000
Amount unutilized						€ 1,107,000,000				1,107,000,000
Finance expense										4,486,000	9,681,000	€ 5,491,000
Remaining percentage of purchase cost of the M-Class Newbuilding to be funded (in percent)							35.00%
Maturity date of the Facility in relation to each vessel							12 years
Additional funding required for the A-Class newbuilds						450,000,000				450,000,000
Eneti Inc
Financial Liabilities: Interest-bearing Loans and Borrowings
Repayment of debt facility								€ 12,600,000
Outstanding amount of previous credit facility								59,400,000
Senior Secured Green Revolving Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan				3 years
Notional amount				€ 185,000,000
Maximum borrowing capacity															€ 310,000,000
Proceeds from borrowing net of bank fees			€ 115,000,000
Available borrowing capacity			150,000,000								€ 150,000,000
Repayment of debt facility			70,000,000
Finance expense									€ 810,000
Non-amortizing term loan
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount				150,000,000
Balloon payment to be made as loan repayment				150,000,000
Maximum borrowing capacity				€ 35,000,000
Non-amortizing term loan | Senior Secured Green Revolving Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan				3 years
Term loan from DNB Bank ASA
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity															250,000,000
Repayment of debt facility			€ 55,000,000
Overdraft facility from SpareBank 1 SR-Bank
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity															€ 60,000,000
Repayment of debt facility					€ 25,000,000
New Debt Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity	€ 550,000,000
Proceeds from borrowing net of bank fees								162,000,000
Available borrowing capacity								450,000,000
Repayment of debt facility								€ 115,000,000
Amount unutilized						343,000,000				343,000,000
Finance expense										€ 1,800,000
Interest rate basis (in percent)										80%
Minimum Free Liquidity, threshold cash and cash equivalents to be available at all times						€ 50,000,000				€ 50,000,000
Minimum Free Liquidity, Threshold percentage of gross interest bearing debt						5.00%				5.00%
Threshold minimum Equity Ratio						35				35
Threshold minimum working capital						€ 0				€ 0
Maximum percentage of The consolidated net profit for dividends and distributions of new debt facility										50.00%
Threshold minimum percentage of voting and/or ordinary shares considered as change of control						25.00%				25.00%
Period to provide written notice for cancelling total commitments and demanding prepayment of all amounts outstanding, upon change of control										60 days
New Debt Facility | Minimum
Financial Liabilities: Interest-bearing Loans and Borrowings
Minimum Free Liquidity, Threshold percentage of gross interest bearing debt						7.50%				7.50%
Threshold minimum percentage of gross interest bearing debt to be covered by fair market value of vessels						140.00%				140.00%
New Debt Facility | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Minimum Free Liquidity, Threshold percentage of gross interest bearing debt						50.00%				50.00%
Threshold minimum percentage of gross interest bearing debt to be covered by fair market value of vessels						150.00%				150.00%
Revolving credit facility, 5 year tenor
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan	5 years
Maximum borrowing capacity	€ 250,000,000
Revolving credit facility, 18 months tenor
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan	18 months
Maximum borrowing capacity	€ 100,000,000
Term loan, 8.5 year tenor
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan	8 years 6 months
Maximum borrowing capacity	€ 100,000,000
Uncommitted guarantee facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity	€ 100,000,000
Amount unutilized						€ 55,000,000				€ 55,000,000
Uncommitted guarantee facility | Minimum
Financial Liabilities: Interest-bearing Loans and Borrowings
Interest rate basis (in percent)										0.80%
Uncommitted guarantee facility | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Interest rate basis (in percent)										1.20%
Unsecured Holdco Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan		5 years
Maximum amount of noncommitted accordion option		€ 50,000,000
Adjustment to interest rate basis (in percent)						4.00%				4.00%
New Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity							€ 436,000,000							$ 436
Amount unutilized						€ 288,000,000				€ 288,000,000
Percentage of purchase cost of the M-Class Newbuilding financed by the Facility (in percent)							65.00%
Interest rate basis (in percent)							SOFR
Adjustment to interest rate basis (in percent)						2.40%	2.36%			2.40%				2.36%
P-Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan						12 years
Maximum borrowing capacity						€ 425,000,000				€ 425,000,000			€ 425,000,000
Amount unutilized						€ 425,000,000				€ 425,000,000
Number of subsidiaries along with whom the company entered in to the facility						2				2
Threshold minimum percentage of voting and/or ordinary shares considered as change of control						25.00%				25.00%
P-Class Facility | Minimum
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)						0.90%				0.90%
P-Class Facility | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)						2.40%				2.40%